Income Tax Provision (Details) - Schedule of Other Noncurrent Liabilities Include Liabilities for Uncertain Tax Provision (UTP) - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	May 31, 2023	May 31, 2022
Schedule Of Other Noncurrent Liabilities Include Liabilities For Uncertain Tax Provision Utp Abstract
Total UTP balance on June 1	$ 2,582,341
Total UTP balance on May 31	2,582,341		2,582,341
Additions based on tax provisions related to the current year
Additions for tax positions of prior years			2,582,341
Reductions for tax positions of prior years
Settlements
Reductions due to lapse of applicable statute of limitations